Advances of Federal Home Loan Bank (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 10,022	$ 39,855
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	200	0
Federal Home Loan Bank Advances One [Member]
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	9,822	0
Federal Home Loan Bank Advances Two [Member]
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	0	19,500
Federal Home Loan Bank Advances Three [Member]
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 0	$ 20,355